Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	$ 0.00000625	$ 0.00000625	$ 0.00000625
Ordinary Shares, Authorized	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary Shares, shares issued	17,613,083	16,000,000	16,000,000
Ordinary Shares, shares outstanding	17,613,083	16,000,000	16,000,000